INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of associates [abstract]
Disclosure of detailed information about carrying value of investments in associates
The carrying value of investments in associates consists of:

	ALPHA-CANNABIS PHARMA GMBH (a)	EVIANA HEALTH CORPORATION (b)	HYASYNTH BIOLOGICALS INC. (c)	TOTAL
Participating share (1)	25.0%	19.9%	46.7%
Balance, August 31, 2019	$3,496	$3,000	$4,612	$11,108
Share of net loss	(75)	—	(1,112)	(1,187)
Impairment loss	—	(3,000)	—	(3,000)
Elimination of proportionate share of transactions with associates	(14)	—	—	(14)
Foreign currency translation loss	94	—	—	94
Balance, August 31, 2020	$3,501	$—	$3,500	$7,001
Additions	—	—	2,500	2,500
Transaction costs	—	—	39	39
Share of net loss (2)	(107)	—	(1,011)	(1,118)
Impairment loss	(3,266)	—	—	(3,266)
Foreign currency translation loss	(128)	—	—	(128)
Balance, August 31, 2021	$—	$—	$5,028	$5,028

Note 1: % Interest includes the potential ownership interest that could result from the conversion of debentures and exercise of warrants.
Note 2: The Company utilizes the most recently issued quarterly financial statements of its associates in its results with a two-month lag since the Company does not have the same reporting date as its associates (for the year ended August 31, 2021 , the Company utilized its associates’ year ended June 30, 2021 results).